Concession Contract Assets - Summary of Detailed Information about Concession Contract Assets (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	R$ 1,729
Current	131
Non current	1,598
Distribution - Infrastructure assets under construction [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	518
Gas - Infrastructure assets under construction [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	82
Transmission - Indemnity assets incorporated into the Assets Remuneration Base [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	492	R$ 544
Transmission - Assets remunerated by tariff [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	R$ 637	R$ 548